Wireless Ronin Technologies, Inc.
14700 Martin Drive
Eden Prairie, MN 55344

VIA EDGAR	November 6, 2006
H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
Washington, D.C. 20549

Re:	Wireless Ronin Technologies, Inc.
Registration Statement on Form SB-2
Filed August 29, 2006
As Amended by Amendment No. 1, filed October 12, 2006,
and Amendment No. 2, filed October 30, 2006
File No. 333-136972
Dear Mr. Schwall:
      We are providing an EDGAR transmission of Pre-Effective Amendment No. 3 to the above-referenced registration statement (“Amendment No. 3”) pursuant to the Securities Act of 1933, as amended.
      Proposed Effectiveness Of Registration Statement. The Company and the underwriter desire that the Company’s registration statement be declared effective on November 20, 2006, and anticipate that the Company will submit a request for acceleration of effectiveness of the registration statement to the Commission on or about November 14, 2006.
      We hereby respond to the comments presented in the letter from you dated November 1, 2006. For convenience, each response is preceded by the related staff comment, each of which is presented in boldface type.
Form SB-2/A-1 filed October 12, 2006
1.	You indicate that you have submitted a request for confidential treatment. We have not received the request yet. Once, we receive the request, we will review it and may issue comments. Depending on the nature of the comments, you may be required to revise the related disclosure in the prospectus and to refile the exhibit with changes to which portions remain unredacted. We will not be in a position to consider a

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

request for accelerated effectiveness of the Form SB-2 until all outstanding issues, including any relating to the request for confidential treatment, have been resolved.
We understand, based on discussions between our counsel, Briggs and Morgan, P.A., and Ms. Carmen Moncada-Terry, that the Staff was awaiting receipt from the Commission’s Office of the Secretary of the Company’s request for confidential treatment, as filed with the Office of the Secretary on October 12, 2006.
Our Customers, page 35
2.	We note your response to prior comment 8. Revise to indicate the percentage of sales attributable to each customer or, if in the aggregate these customers account for less than 10% of total sales, so indicate.

The Company has revised the disclosure to indicate the percentages of sales for each customer.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, age 21
Liquidity, page 27
Cost of Sales, page 28
3.	Your response to prior comment 21 does not adequately address the comment. Please specify what the cost of sales was for the period ended December 31, 2005, and compare it against the cost of sales for the prior period. If a change in the cost of sales is attributed to more than one factor, please disclose the factors and quantify each factor.

The Company altered the disclosure for cost of sales on page 28 to include the specific attributes requested above.
4.	In response to comment 22 in our letter dated September 28, 2006 you revised the costs of sales discussion to explain that software costs have not been included in cost of sales since your current costs relate to continued development and updates. We note from your discussion of critical accounting policies on page 23 that a portion of your revenue is recognized from content development services. As such, tell us why you believe it is not appropriate to match the costs associated with content development with its related revenues.

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

The sale of content development is a minor part of the Company’s business. Generally, the Company creates content as part of the sales process to demonstrate its products instead of entering into content creation engagements. Often, the Company spends time and monies to develop content for potential customers in which it is not able to complete a sale of any of its products. The Company maintains ownership rights over all content that is developed specifically for a specific customer. The Company has no employees with full-time dedication to the creation of content required for specific sales engagements. Also, employees that create content spend the vast majority of their time on sales and marketing efforts. The Company also experiences a significant record keeping burden to track the precise number of hours spent on content related to specific customer contracts. The Company recognized content revenue of $62,233 for the nine months ended September 30, 2006 and $33,891 for the year ended December 31, 2005. The Company estimates the cost incurred from the time the contract is agreed to with the customer to the time the revenue is recorded is approximately $12,600 for the nine months ended September 30, 2006 and approximately $5,900 for the year ended December 31, 2005. Direct costs, such as costs related to subcontractors, are recorded as a cost of sale. The Company believes the impact of these costs are immaterial to the financial statements as they decrease the Company’s gross margin percentage by only 1% and do not impact the trends that the Company has experienced with its gross margins. As sales in this area increase and post sales employee time increases, the Company will record these expenses as cost of sales.
Operating Expenses. page 28
5.	In your response to comment 23 in our letter dated September 28, 2006 you explain that depreciation expense is classified in general and administrative expenses. SAB Topic 11.B provides disclosure guidance when depreciation is not included as a component of cost of sales. Please revise your disclosure to comply with this guidance. Also note that SAB Topic 11.B precludes a company from reporting a measure of income before depreciation (gross profit).

The Company’s fixed assets are generally comprised of computer equipment/software, furniture and leasehold improvements. The Company considers all of these fixed assets general and administrative in nature. Since the Company outsources the production of the products it sells, it has no fixed assets that are related to producing revenue, outside of two computers located in its warehouse. The depreciation on these computers was $708 for the year ended December 31, 2005 and $531 for the nine months ended September 30, 2006. These amounts impact the Company’s gross margin by less then 1%. Given the nature of the fixed assets and the materiality of the warehouse assets involved, the Company records all of its depreciation in general and administrative expenses. If changes occur in the Company’s business and there is a significant increase in the amount

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

of fixed assets for the production and completion of its sales, the Company will record the associated depreciation expense as a cost of sale.
Business, page 31
6.	We note your response to prior comment 26 and reissue the comment in part. Please file as exhibits the contracts with the suppliers you have identified.

The Company is filing with Amendment No. 3, as Exhibit 10.30, the Hardware Partnership Agreement, dated September 14, 2006, by and between Richardson Electronics Ltd. and the Registrant. The Company obtains products and services from the other suppliers identified pursuant to standard purchase orders.
Intellectual Property, page 41
7.	We note your disclosure on page F-19 at Note C where you indicate that you purchased software licenses from an unrelated party. Please disclose the term of the licenses and discuss their importance to and the effect on your business.

During 2003, the Company purchased 16,667 licenses of a software program called Flash from Macromedia, Inc. for $7.50 per license (total of $125,000). Since the Company had not used the majority of the licenses, which had an expiration date of September 2006, they were written off as part of the lower of cost or market adjustment for the year ended December 31, 2005. The Company believes there should be no disclosure of these licenses in the Intellectual Property section of the SB-2 since the licenses have expired and the Company’s current product lines do not require the Flash software.
Management, page 43
Executive Compensation, page 46
8.	In your response to comment 33 in our letter dated September 28, 2006 you explain that the warrant was inadvertently not issued until January 2005. Please tell us whether or not Mr. Ebbert had the legal authority to exercise the warrants prior to January 2005. If not, it would seem the measurement date would be the date the warrants were issued; and the recognition and measurement provisions of APB No. 25 would need to be applied at that time.

In addition, please tell us why you have included the warrant granted to Mr. Ebbert in 2003 in a table that presents warrants granted to executive officers during the fiscal year ended December 31, 2005

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

Mr. Ebbert had the legal authority to exercise the warrants upon issuance in 2003. We have removed the warrant granted to Mr. Ebbert in 2003 from the table presenting warrants granted to executive officers during the fiscal year ended December 31, 2005.
Certain Relationships and Related Party Transactions, page 50
Other Financing Agreements, page 52
9.	In response to comment 42 in our letter dated September 28, 2006 you revised the disclosures to refer readers to where they may find additional discussion related to your factoring agreement. However, the reference provided refers readers to a discussion of stock based compensation, rather than to the discussion of the agreements provided in Note G. Please revise your disclosures accordingly.

The reference to note A10 on page 52 was made in error. The disclosure was adjusted to contain the correct reference — to Note G.
Description of Capital Stock. page 58
Warrants, page 60
10.	We note your response to comment 36 in our letter dated September 28, 2006 in which you explain that the $56.25 exercise price reflects adjustments for reverse stock splits on the original exercise price of the warrants. However, it does not appear that you have revised the document to discuss these warrants; nor do the warrants appear to be presented in the tables of outstanding warrants in Notes M and N of the financial statements. Please revise your disclosures accordingly, or explain to us in further detail why no revision is necessary.

As discussed in the last comment letter response, the one warrant at an exercise price of $56.25 was originally issued in March 2001 at a $1.25 per share exercise price. The warrant was impacted by the 1 for 5 reverse split in March 2003, as well as the 1 for 6 and 2 for 3 reverse splits in 2006 to account for the $56.25 exercise price. This warrant was issued to a non-employee. Note M of the financial statements discusses warrants issued to non-employees. However, GAAP does not require that we break out warrants into brackets by exercise price for warrants issued to non-employees. The warrants issued to employees are broken into exercise price brackets in Note N. However, the highest exercise price issued to employees was $22.50.

However, in reviewing the information for this letter, we mistakenly disclosed the high end of the exercise price range to be $56.25. After the expiration of the $56.25 warrant, the highest price warrant exercise price is $45.00. These $45.00 exercise price warrants

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

were also issued to non-employees at $1.00 per unit before the three reverse stock splits discussed in the preceding paragraph. We will revise the $56.25 price on page 60 to $45.00. This does not however change the number of warrants outstanding. The Company had accounted for this warrant expiration in the 2,654,081 shares exercisable under warrants previously disclosed.
Financial Statements, page F-1
Statements of Cash Flows, page F-9
11.	In your response to comment 39 in our letter dated September 28, 2006 you explain that transactions included in the line item “Issuance of warrants for short-term borrowings — related parties” are related to warrants issued to related parties that were expensed at the time of issuance. Please revise the title to more appropriately reflect the underlying transactions included within that line item.

The Company has determined that the character of the amounts on this line are substantially similar with the amounts on the line item “Debt discount amortization — related parties”. As a result, the Company combined the two line items in the revised SB-2.
Note F — Bank Lines of Credit and Notes Payable, page F-21
Short-Term Note Payable — Shareholder, page F-21
12.	Your response to comment 46 in our letter dated September 28, 2006 you explain that you provided additional disclosure in the notes to reflect your reasoning for not recording the debt inducement expense until the completion of your initial public offering. However, we were unable to locate any such discussion. Please revise your disclosures to include a brief discussion of why the costs will not be recorded until completion of your initial public offering. Please also tell us how you intend to record the debt inducement costs in your financial statements.

The Company adjusted the disclosures at the end of the second paragraph in Note F (Short-term note payable — shareholder) to include discussion that the debt inducement will only be recorded if the Company completes its IPO and the note holder elects to convert to common stock.

If debt inducement is recorded, the Company will debit interest expense and credit additional-paid-in-capital.

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

Bridge Notes Payable, page F-22
13.	As requested in comment 47 in our letter dated September 28, 2006, please revise your disclosure to explain why you will record additional amounts related to the beneficial conversion feature if and when your initial public offering is completed.

The Company has adjusted the last paragraphs of the bridge notes payable paragraphs for each bridge note offering (on pages F-23 and F-24) to include more detail on why there is an additional beneficial conversion feature.
Note G — Short Term Notes Payable — Related Parties, page F-22
14.	As requested in comment 50 in our letter dated September 28, 2006, please provide us your analysis of EITF 96-19 as it applies to all notes whose terms were modified during the periods presented. Please include any applicable discussion to assist in understanding the analysis provided.

The Company evaluated the criteria of EITF 96-19, as detailed below, and found that there had been a significant modification of debt for the notes included in Note G — Short Term Notes Payable — Related Parties. The Company’s analysis of EITF 96-19 is as follows.

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

March 27, 2006 Modification

Initial value of notes	$600,000	a
Interest rate	10%
Effective interest rate	387%
Original maturity	3/27/2006
Date of first modification	3/27/2006
First extension	6/27/2006
Value of warrants granted for first extension	$197,741
Expected cash flow stream of extension:

	Future Value	Present Value
	at 6/27/06	at 3/27/06

Value of securities issued upon extension	$197,741	$197,741
Payment of principal upon maturity	$600,000	$259,397	(1)
Payment of estimated interest upon maturity	$15,000	$6,485	(1)

PV of extended note using effective rate of original note		$463,622	b

Change in present value	$136,378		a-b=c

Percentage change in PV	23%		1-(c/a)

Based on the above there has been a significant modification of the debt instrument.
(1) — Amounts were discounted using the effective interest rate on the original note

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

June 27, 2006 Modification

Initial value of notes	$600,000	a
Interest rate	10%
Effective interest rate	387%
Original maturity	3/27/2006
Date of prior modification	6/27/2006
Second extension	7/31/2006
Value of stock granted for second extension	$305,991
Expected cash flow stream of extension:

	Future Value	Present Value
	at 7/31/06	at 6/27/06

Value of securities issued upon extension	$305,991	$305,991
Payment of principal upon maturity	$600,000	$453,686	(1)
Payment of estimated interest upon maturity	$5,000	$3,781	(1)

PV of extended note using effective rate of original note		$763,458	b

Change in present value	$(163,458)		a-b=c

Percentage change in PV	-27%		1-(c/a)

Based on the above there has been a significant modification of the debt instrument.
(1) — Amounts were discounted using the effective interest rate on the original note

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

August 25, 2006 Modification

Initial value of notes	$600,000	a
Interest rate	10%
Effective interest rate	387%
Original maturity	3/27/2006
Date of prior modification	7/31/2006
Third extension	8/25/2006
Value of warrants granted for third extension	$298,800
Expected cash flow stream of extension:

	Future Value	Present Value
	at 8/25/06	at 7/31/06

Value of securities issued upon extension	$298,800	$298,800
Payment of principal upon maturity	$600,000	$453,686	(1)
Payment of estimated interest upon maturity	$5,000	$3,781	(1)

PV of extended note using effective rate of original note		$756,267	b

Change in present value	$(156,267)		a-b=c

Percentage change in PV	-26%		1-(c/a)

Based on the above there has been a significant modification of the debt instrument.
(1) — Amounts were discounted using the effective interest rate on the original note

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

The Company determined the gain/loss on the extinguishment on the date of each amendment as follows:
March 27, 2006 Modification:

Book value of debt on date of modification:	$600,000

Estimated fair value of debt on date of modification:	574,213

We determined the fair value interest rate of debt type would be 28% vs. the stated rate of 10% for Wireless Ronin. The debt was discounted back from the new maturity date of June 27, 2006 to March 27, 2006 using the present value of the cash flows using a discount rate of 28%.

Gain on modification	$25,787

Although the Company did not record the gain on the debt modification as of March 27, 2006, there is no impact on the amount of the net loss reported by the Company as the gain on the debt modification would be offset by additional debt discount amortization for the nine months ended September 30, 2006. Since there is no impact on interest expense or net loss, the Company does not plan to make a correction for not recording the gain.

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

June 27, 2006 Modification:

Book value of debt on date of modification:	$600,000

Estimated fair value of debt on date of modification:	591,205

We determined the fair value interest rate of debt type would be 28% vs. the stated rate of 10% for Wireless Ronin. The debt was discounted back from the new maturity date of July 31, 2006 to June 27, 2006 using the present value of the cash flows using a discount rate of 28%.

Gain on modification	$8,795

Although the Company did not record the gain on the debt modification as of June 27, 2006, there is no impact on the amount of the net loss reported by the Company as the gain on the debt modification would be offset by additional debt discount amortization for the nine months ended September 30, 2006. Since there is no impact on interest expense or net loss, the Company does not plan to make a correction for not recording the gain.

August 25, 2006 Modification:

As discussed in Note F in the Company’s financial statement under the caption “Bridge Notes Payable”, the Company entered into a new debt financing in July and August of 2006, which included the conversion of the short-tem notes payables to related parties. As part of that new debt, the Company raised an additional $2,050,000 in new cash proceeds. The short-term notes payables to related parties debt holders received the same terms as the new debt holders. The Company believes the transaction with the new debt holders represents a fair market value of the debt and as a result has determined that there is no gain or loss related to the conversion and extinguishment of the short-term notes payable to related parties.
Note J — Long Term Notes Payable, page F-25
15.	In response to comment 49 in our letter dated September 28, 2006 you revised the disclosure to explain that the stock price of $1.80 was based on an internal valuation

H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

of your share price in the absence of stock transactions. Please tell us on what dates these shares, and those discussed on page F-29, were issued to the parties.

In all, there were 49 issuances of common stock related to these notes payable from May 2003 through January 2005. A monthly summary of the issuances follows below:

Month/	Shares	Report	Shares
Year	Issued	Reference	Issued

May-03	5,555	Note F-28	103,659
Jun-03	14,516	Note F-31	36,106

Jul-03	12,775
Sep-03	5,554		139,765

Oct-03	1,388
Nov-03	30,551
Jan-04	7,628
Mar-04	15,274
Apr-04	26,387
Jul-04	18,332
Aug-04	972
Jan-05	833

TOTAL	139,765

      If you have any questions in connection with the filing, please call me at (952) 224-8114 or Avron L. Gordon at (612) 977-8455.
H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
November 6, 2006

Sincerely,

/s/ John A. Witham

John A. Witham
Chief Financial Officer

cc:	Avron L. Gordon, Esq.